Note 11 - Income Taxes	6 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 11 - Income Taxes

The total tax expense (benefit) consisted of the following for the six months ended December 31, 2014 and 2013 and the years ended June 30, 2014 and 2013:

	Six-Months Ended December 31,		Year Ended June 30,
	2014	2013	2014	2013
		(Unaudited)
	(In thousands)
Current income tax expense (benefit):
Federal	$(91)	$(445)	$7	$(394)
State	(30)	54	93	(99)
	(121)	(391)	100	(493)
Deferred income tax expense (benefit):
Federal	120	638	408	(384)
State	58	14	40	(110)
	178	652	448	(494)
	$57	$261	$548	$(987)

A reconciliation of the statutory federal income tax at a rate of 34% to the income tax expense (benefit) included in the statements of comprehensive income (loss) for the six months ended December 31, 2014 and 2013 and the years ended June 30, 2014 and 2013, is as follows:

	Six-months ended December 31,
	2014		2013
	Amount	% of Pretax Income	Amount	% of Pretax Income
			(Unaudited)

Federal income tax at statutory rate	$93	34.0%	$258	34.0%
State tax, net of federal benefit	19	6.9	45	5.9
Bank Owned Life Insurance	(38)	(13.7)	(37)	(4.9)
ESOP and stock-based compensation	(19)	(6.9)	(6)	(0.8)
Other	2	0.5	1	0.1
	$57	20.8%	$261	34.3%

	Year ended June 30,
	2014		2013
	Amount	% of Pretax Income	Amount	% of Pretax Income

Federal income tax at statutory rate	$522	34.0%	$(807)	34.0%
State tax, net of federal benefit	88	5.8	(138)	5.8
Bank Owned Life Insurance	(74)	(4.8)	(69)	2.9
ESOP and stock-based compensation	(19)	(1.3)	57	(2.4)
Other	31	2.0	(30)	1.3
	$548	35.7%	$(987)	41.6%

The components of the net deferred tax asset at December 31, 2014 and June 30, 2014 and 2013 were as follows:

	At December 31,	At June 30,
	2014	2014	2013
	(In thousands)
Deferred tax assets:
Allowances for losses on loans and commitments	$1,463	$1,484	$1,717
Uncollected interest	106	142	425
Benefit plans	967	983	941
Benefit plans AOCI	50	24	21
Restricted stock award	33	72	72
Other	66	63	56
	2,685	2,768	3,232
Deferred tax liabilities
Depreciation	(217)	(148)	(166)
Net deferred tax asset included in other assets	$2,468	$2,620	$3,066

Retained earnings included $1.5 million at December 31, 2014 and at June 30, 2014 and 2013, for which no provision for income tax has been made. These amounts represent deductions for bad debt reserves for tax purposes which were only allowed to savings institutions which met certain definitional tests prescribed by the Internal Revenue Code of 1986, as amended. The Small Business Job Protection Act of 1996 (the “Act”) eliminated the special bad debt deduction granted solely to thrifts. Under the terms of the Act, there would be no recapture of the pre-1988 (base year) reserves. However, these pre-1988 reserves would be subject to recapture under the rules of the Internal Revenue Code if the Bank itself pays a cash dividend in excess of earnings and profits, or liquidates. The Act also provides for the recapture of deductions arising from the “applicable excess reserve” defined as the total amount of reserve over the base year reserve. The Bank’s total reserve exceeds the base year reserve and deferred taxes have been provided for this excess.